Investment Risks - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2026
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, during periods of rising interest rates the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, during periods of declining interest rates, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Changes in monetary policy made by central banks and/or their governments or changes in economic conditions may affect the level of interest rates, which could have sudden or unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 Share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

Technology and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Technology and Data Risk. Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, cyberattacks, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Economy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Economy Risk. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as geopolitical disputes, sanctions, rapid interest rate changes, global demand for particular products or resources, supply chain disruptions, cyberattacks, government defaults, government shutdowns or significant downsizing, war, military conflict, acts of terrorism, regional conflicts, social or political unrest, the imposition of tariffs, trade disputes, recessions, regulatory events, and other governmental or quasi-governmental actions may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. During a general market downturn, multiple asset classes may be negatively affected. In the case of severe market disruptions, the value of the Fund’s investments may decline, potentially suddenly and significantly.

For example, certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, and/or inflation (or the expectation of inflation), may have an adverse effect on the value of the Fund’s securities. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by such countries may further lead to volatility and instability in domestic and foreign markets. In addition, changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs. Additionally, the impact of any epidemic, pandemic, natural or environmental disasters, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Financial Markets Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Call Risk. An issuer of a callable security held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Government Securities Risk. Although Government Securities are considered to be among the safest investments, they are not guaranteed by the U.S. government or its agencies against price movements due to changing interest rates or other market forces; consequently, the value of Government Securities will fluctuate. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Securities that are neither insured nor guaranteed by the U.S. Treasury are not backed by the full faith and credit of the United States and are subject to the risk that the issuer may be unable to meet its obligations. The U.S. government is not legally obligated to provide financial support to such issuers, and there can be no assurance that it will do so. From time to time, controversy or uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund.

Investing Share Purchase Proceeds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Investing Share Purchase Proceeds Risk. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Issuer Credit Risk. It is possible that interest or principal on the Fund’s investment securities will not be paid when due. Government Securities generally have less credit risk than other fixed income securities, but are not completely free from credit risk.

Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Issuer Focus Risk. To the extent that the Fund focuses its investments in securities issued or guaranteed by a small number of U.S. government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. government, it may be more exposed to developments affecting an individual U.S. government agency or instrumentality than a fund that invests more broadly.

Use of Amortized Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Use of Amortized Cost Risk. In the unlikely event that the Board were to determine, pursuant to Rule 2a‑7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results.

Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Yield Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary.

Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎
Counterparty Credit Risk. A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction. Additionally, the Fund may place its cash on deposit with financial institutions in the U.S., which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.